NAV Per Share - Summary of Plan's Investments with a Reported NAV (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 316,241,332	$ 271,518,670
Fair Value Measured at Net Asset Value Per Share | Fixed Income Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	5,876,106	5,477,802
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	None
Redemption Notice Period	Daily
Fair Value Measured at Net Asset Value Per Share | Equity Index Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 88,052,790	76,748,433
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	None
Redemption Notice Period	Daily
Fair Value Measured at Net Asset Value Per Share | Multi-asset Class Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 203,200,632	$ 167,786,385
Unfunded Commitment	$ 0
Redemption Frequency	Daily
Other Redemption Restrictions	None
Redemption Notice Period	Daily